Other Current and Long-term Liabilities (Details Narrative)	Dec. 31, 2024 USD ($)	Oct. 07, 2021 USD ($)
Rezolve Taiwan Limited [Member]
Other Current and Long-term Liabilities [Line Items]
Derivative liability measurement input		10.8
Jaymax [Member]
Other Current and Long-term Liabilities [Line Items]
Business combination shares issuable value based on milestone achievement	$ 1,400,000	$ 1,400,000